S000097584 [Member] Expense Example, No Redemption - S000097584 [Member] - C000267034 [Member]	Dec. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	$ 64